Related party balances and transactions	12 Months Ended
Dec. 31, 2019
Related party balances and transactions [abstract]
Related party balances and transactions
37	Related party balances and transactions

The related parties of the Group that had transactions with the Group are as follows:

Names of related parties	Nature of relationship
Huaneng Group	Ultimate parent company
HIPDC	Parent company
Sichuan Hydropower	An associate of the Company and also a subsidiary of Huaneng Group*
Hanfeng Power	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng (Tianjin) Coal Gasification Power Generation Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance	An associate of the Company and also a subsidiary of Huaneng Group
Shanghai Leading Energy Shipping Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Supply Chain Platform Technology Co., Ltd. and its subsidiaries	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries	Associates of the Company and also subsidiaries of Huaneng Group
Jilin Zhanyu Wind Power Asset Management Co., Ltd.	An associate of the Company
Chongqing Huaneng Lime Company Limited	An associate of the Company
Shanxi Transition and Comprehensive Reform District.Electricity Distribution Co., Ltd.	An associate of the Company
Gucheng Yingdong Electricity Sales Co., Ltd.	An associate of the Company
Hainan Nuclear	An associate of the Company
Yangquan Coal Industry Group Huaneng Coal Power Investment Co., Ltd.	An associate of the Company
Shanghai Time Shipping	A joint venture of the Company
Jiangsu Nantong Power	A joint venture of the Company
Suzhou Sugao Renewables Service Co. Ltd.	A joint venture of the Company
Huaneng Yingkou Port Limited Liability Company	A joint venture of the Company
Luyi Power	A joint venture of the Company
Hong Kong Energy and its subsidiaries (Note i)	Joint ventures of the Company
Huaneng Group Clean Energy Technology Research Institute Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Group Hong Kong Limited Company	A subsidiary of Huaneng Group
Beijing Changping Huaneng Training Center	A subsidiary of Huaneng Group
North United Power Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Hulunbuir Energy Development Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tendering Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd.	A subsidiary of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd.	A subsidiary of Huaneng Group

Names of related parties	Nature of relationship
Huaneng Lancangjiang Hydropower Co., Inc.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Baishan Coal Gangue Power Generation Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Carbon Assets Management Company Limited	A subsidiary of Huaneng Group
Huaneng Qinghai Power Generation Co., Ltd. and its subsidiaries	A subsidiary of Huaneng Group
Huaneng Property Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Xinjiang Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Shaanxi Power Generation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center	A subsidiary of Huaneng Group
Alltrust Insurance Co., Ltd.	A subsidiary of Huaneng Group
Xi’an Thermal and its subsidiaries	Subsidiaries of Huaneng Group
Great Wall Securities Co., Ltd. (Great Wall Securities)	A subsidiary of Huaneng Group
Huaneng Hainan Industry Co.,Ltd.	A subsidiary of Huaneng Group
Huaneng Integrated Industries Management Co., Ltd.	A subsidiary of Huaneng Group
Huangtai #8 Power Plant	An investee with significant influence
Other government-related enterprises**	Related parties of the Company

*	Transactions with subsidiaries of Huaneng Group which also are associates of the Group are presented as transactions with subsidiaries of Huaneng Group for Note 37(a) and 37(b).

**
Huaneng Group is a state-owned enterprise. In accordance with the revised IAS 24, “Related Party Disclosures”, government-related enterprises, other than entities under Huaneng Group, which the PRC government has control, joint control or significant influence over are also considered as related parties of the Group (“other government-related enterprises”).

Note i: Hong Kong Energy and its subsidiaries were changed from joint ventures to subsidiaries of the Group since 31 December 2018.

The majority of the business activities of the Group are conducted with other government-related enterprises. For the purpose of the disclosure of the related party balances and transactions, the Group has established procedures to determine, to the extent possible, the identification of the ownership structure of its customers and suppliers as to whether they are government-related enterprises. However, many government-related enterprises have a multi-layered corporate structure and the ownership structures change over time as a result of transfers and privatisation programs. Nevertheless, management believes that all material related party balances and transactions with other government-related enterprises have been adequately disclosed.

In addition to the related party information shown elsewhere in these financial statements, the following is a summary of significant related party transactions entered into in the ordinary course of business between the Group and their related parties during the year and significant balances arising from related party transactions as at the year end.

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, and are based on normal commercial terms or better and with reference to the prevailing local market conditions.

(a)	Related party balances

(i)	Cash deposits in related parties

	As at 31 December
	2019	2018
Deposits in Huaneng Finance - Savings deposit	9,529,586	10,914,633

For the year ended 31 December 2019, the annual interest rates for these savings deposits ranged from 0.35% to 1.35% (2018: from 0.35% to 1.35%).

(ii)	As described in Note 25 and 31, certain loans of the Group were borrowed from Huaneng Group, Huaneng Finance, and Tiancheng Financial Leasing.

(iii)
Except for those disclosed in Note 25 and 31, the majority of the balances with Huaneng Group, HIPDC, subsidiaries of Huaneng Group, associates, joint ventures and other related parties are unsecured and repayable within one year. As at and for the years ended 31 December 2019 and 2018, no provision is made on receivable balances from these parties.

Accounts receivable, other receivables and assets and other non-current assets comprised the following balances due from related parties:

	As at 31 December
	2019	2018
Due from Huaneng Group	464,087	1,010,023
Due from HIPDC	-	2,850
Due from joint ventures	106,251	122,775
Due from subsidiaries of
Huaneng Group	125,288	125,777
Due from Huangtai #8
Power Plant	792,136	839,067

Total	1,487,762	2,100,492

(iv)	Accounts payable and other liabilities and other non-current liabilities comprise the following balances due to related parties:

	As at 31 December
	2019	2018
Due to Huaneng Group	285,725	284,244
Due to HIPDC	13,430	13,628
Due to joint ventures	120,153	97,431
Due to associates	-	8,962
Due to subsidiaries of Huaneng Group	5,762,265	4,528,500

Total	6,181,573	4,932,765

(v)
As at 31 December 2019, included in long-term loans (including current portion) and short-term loans are loans payable to other government-related enterprises amounting to RMB186.8 billion (2018: RMB208.4 billion).

The balances with government-related enterprises also included substantially all the accounts receivable due from domestic power plants of government-related power grid companies, the bank deposits placed with government-related financial institutions as well as accounts payable and other payables arising from the purchases of coal and property, plant and equipment construction and related labour service provided by other government-related enterprises. Except for bank deposits, these balances are unsecured and the majority of the balances are receivable/repayable within one year.

(vi)	As at 31 December 2019, lease liabilities due to subsidiaries of Huaneng Group amounted to RMB1,730 million

(b)	Related party transactions

(i)	Procurement of goods and receiving services

	For the year ended 31 December
	2019	2018	2017

Huaneng Group
Other purchases	570	506	446

HIPDC
Technical services and engineering contracting services	-	7	-

Subsidiaries of Huaneng Group
Purchase of coal and transportation services	32,623,831	23,873,672	19,945,752
Technical services and engineering contracting services	1,776,442	1,121,516	1,024,369
Purchase of equipment	52,802	176,506	294,372
Purchase of heat	61,080	69,527	52,791
Other purchases	46,627	260	716

Joint ventures of the Group
Purchase of coal and transportation services	835,462	1,798,673	2,054,209
Entrusting other parties for power generation	-	10,127	28,953

Associates of the Group
Other purchases	529	36,826	27,732
Technical services and engineering contracting services	-	3,812	-
Purchase of equipment	38,387	-	-
Purchase of coal and transportation services	181,479	-	-

(ii)	Sales of goods and providing services

	For the year ended 31 December
	2019	2018	2017

Huaneng Group
Service provided	31,756	15,472	907

HIPDC
Service provided	124	1,067	520
Other sales	-	2,534	-

Subsidiaries of Huaneng Group
Sales of power generation quota	-	3,065	-
Sales of goods	-	637,059	1,114,347
Other sales	2,922	11,399	15,247
Service provided	68,052	45,677	25,229
Provision of entrusted power generation	-	-	58,639

Joint ventures of the Group
Service provided	52,602	392,744	319,844
Other sales	25,102	45,997	407,697

Huangtai #8 Power Plant
Service provided	-	2,830	2,802

(iii)	Other related party transactions

	For the year ended 31 December
	2019	2018	2017

(1) Rental charge paid
HIPDC	104,929	107,712	106,885
Subsidiaries of Huaneng Group	61,076	123,472	141,542
A joint venture of the Group	-	589	2,128

(2) Rental income received
A joint venture of the Group	7,448	7,448	7,448
Subsidiaries of Huaneng Group	2,400	3,609	2,509

(3) Loans (repaid to)/received from
Subsidiaries of Huaneng Group	(11,369)	(113,430)	-
A joint venture of the Group	150,000	-	-

(4) Interest expense on loans
Huaneng Group	30,224	32,037	33,481
HIPDC	-	-	10
A joint venture of the Group	4,374	-	-
Subsidiaries of Huaneng Group	515,532	524,716	589,012

(5) Interest income on loans
A joint venture of the Group	3,747	3,540	3,329
An associate of the Group	-	6,639	917
Subsidiaries of Huaneng Group	-	-	4,344

(6) Capital injection from a subsidiary of Huaneng Group
A subsidiary of Huaneng Group	227,569	379,906	274,752

(7) Capital injection to
Subsidiaries of Huaneng Group	94,770	320,680	-
Associates of the Group	43,427	142,579	52,200
Joint ventures of the Group	175,000	-	249,716

	For the year ended 31 December
	2019	2018	2017

(8) Pre-construction cost paid by
A subsidiary of Huaneng Group	-	90	23,529
A joint venture of the Group	-	-	179

(9) Finance lease payments received from
A subsidiary of Huaneng Group	-	57,676	-

(10) Interest expense of finance lease
Subsidiaries of Huaneng Group	32,127	30,720	22,621

(11) Entrusted management fee
Huaneng Group	12,340	15,000	13,453

(12) Trusteeship management income
Huaneng Group	4,821	5,110	1,518

(13) Net proceeds received from an investee with significant influence
Huangtai #8 Power Plant	41,328	60,246	72,920

(14) Interest income from a finance lease
Huangtai #8 Power Plant	21,253	22,497	11,626

(15) Collateral received under a loan agreement
An associate of the Group	-	96,902	-

(16) Profit compensation received
Huaneng Group	550,832	615,013	-

(17) Finance lease to investee with significant influence
Huangtai #8 Power Plant	-	-	86,946

(18) Disposal consideration

In 2019, Laizhou Wind Power was sold to Taishan Power. Please refer to Note 20 for details of the disposal consideration.

Transactions with government-related enterprises

For the years ended 31 December 2019 and 2018, the Group sold substantially all its products to local government-related power grid companies. Please refer to Note 5 for details of sales information to major power grid companies.

For the years ended 31 December 2019 and 2018, other collectively-significant transactions with government-related enterprises also include a large portion of domestic fuel purchases, property, plant and equipment construction and related labour employed.

(c)	Guarantees

	As at 31 December
	2019	2018

(i) Long-term loans guaranteed by
- Huaneng Group	2,335,611	3,028,109
- HIPDC	2,014,800	2,057,200
(ii) Short-term loans guaranteed by
- Huaneng Group	687,470	-

(d)	Pre-tax benefits and social insurance of key management personnel

	For the year ended 31 December
	2019	2018	2017

Salaries	6,881	6,754	7,676
Pension	1,262	1,292	1,511

Total	8,143	8,046	9,187

(e)	Related party commitments

Related party commitments which were contracted but not recognised in the consolidated statement of financial position as at the end of reporting period are as follows :

(i)	Capital commitments

	As at 31 December
	2019	2018
Subsidiaries of Huaneng Group	714,129	315,609

(ii)	Investment commitment (Note 40)

As at 31 December 2019
A joint venture	31,116

(iii)	Fuel purchase and transportation commitments

	As at 31 December
	2019	2018
Subsidiaries of Huaneng Group	2,174,241	1,382,058
A joint venture of the Group	143,614	358,441

Total	2,317,855	1,740,499

(iv)	Operating lease commitments (Note i)

As at 31 December 2018
Subsidiaries of Huaneng Group	126,492
HIPDC	55,973

Total	182,465

Note i:	Upon adoption of IFRS 16 on 1 January 2019, the operating leases have been recognised as right-of-use assets. Please refer to note 43 for other details of right-of-use assets.

(f)	Applicability of the Listing Rules relating to connected transactions

The related party transactions with HIPDC, Huaneng Group and its subsidiaries in respect of the purchase of coal and transportation services, equipment, technical services and engineering contracting services, leasing rental and interest expenses incurred by the Group as disclosed in note 37(b), constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules. The disclosures required by Chapter 14A of the Listing Rules are provided in the section “Connected transactions” of the Director’s Report of the Group for the year ended 31 December 2019.